Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Accounts payable and accrued expense [Table Text Block]

	As of
	June 30, 2018	December 31, 2017
Accounts payable	$5,581	$3,907
Accrued operating	2,681	2,580
Accrued administrative	3,016	3,600
Accounts payable and accrued expenses	$11,278	$10,087